EQUITY (Detail Textuals) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
		Feb. 14, 2019 ADSs shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares ₪ / shares shares	Apr. 30, 2017 USD ($) $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Disclosure of classes of share capital [line items]
Reverse stock split conversion ratio			10
Authorized capital | shares			30,000,000	30,000,000		100,000,000	19,000,000
Proceeds from issuing shares						$ 10,911	$ 5,665	$ 6,503
Percentage of additional share issued to acquire warrants			80.00%
Warrant exercise price | (per share)			$ 4.32	₪ 16.20
Warrants exercisable period			5 years
Threshold percentage for future share issuance price			42.86%
Fair value assumption, share price | (per share)			$ 3.62	₪ 13.20
Expected volatility			52.00%
Cost of capital			14.00%
Derivative Financial Instrument - warrants
Disclosure of classes of share capital [line items]
Fair value of derivative instrument			$ 6,500	₪ 6,500		3,600
Derivative Financial Instrument - price protection mechanism
Disclosure of classes of share capital [line items]
Fair value of derivative instrument			$ 5,500	₪ 5,500		$ 7,000
Initial public offer
Disclosure of classes of share capital [line items]
Number of ordinary shares consisted in one ADS | shares		5
Number of ADSs issued | ADSs		2,652,174
Minimum
Disclosure of classes of share capital [line items]
Risk-free interest rate			0.21%
Maximum
Disclosure of classes of share capital [line items]
Risk-free interest rate			1.58%
Private offering of shares
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	[1]		$ 22,900
Percentage of share issued and outstanding after completion of transaction			38.00%
Share price per share | $ / shares			$ 3.842	₪ 3.842
Issuance expenses	[1]		$ 1,038
Issuance costs deducted from equity			492
Issuance costs charged to the statement of operations as financing expenses			$ 546
Public offering of shares
Disclosure of classes of share capital [line items]
Proceeds from issuing shares					$ 5,665
Share price per share | $ / shares					$ 2.60
Issuance expenses					$ 754

[1]	In June 2018, the Company completed a fundraising of $22.9 million from investors in the United States and Israel, as well as existing shareholders, led by Shavit Capital Funds. In consideration for the investment, the Company issued 5,960,787 ordinary shares (constituting approximately 38% of the Company's issued and outstanding share capital after completion of the transaction) at a price per share of about $3.842, as well as warrants to acquire additional shares equal to 80% of the shares issued, at an exercise price per share of NIS 16.20 (about $4.32). The warrants are exercisable for five years from the closing date of the transaction, as of December 31, 2018, and may be exercised on a cashless basis.